Equity Securities (Details) (USD $)															12 Months Ended				12 Months Ended
	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2011 Federal Reserve Bank [Member] Equity Securities [Member]	Dec. 31, 2010 Federal Reserve Bank [Member] Equity Securities [Member]	Dec. 31, 2009 Federal Reserve Bank [Member] Equity Securities [Member]	Dec. 31, 2011 Atlantic Central Bankers Bank [Member] Equity Securities [Member]	Dec. 31, 2010 Atlantic Central Bankers Bank [Member] Equity Securities [Member]	Dec. 31, 2009 Atlantic Central Bankers Bank [Member] Equity Securities [Member]	Dec. 31, 2011 Investment in Federal Home Loan Bank Stock [Member] Equity Securities [Member]	Dec. 31, 2010 Investment in Federal Home Loan Bank Stock [Member] Equity Securities [Member]	Dec. 31, 2009 Investment in Federal Home Loan Bank Stock [Member] Equity Securities [Member]	Dec. 31, 2011 ACBB BITS [Member] Equity Securities [Member]	Dec. 31, 2011 Student Loan Marketing Association [Member] Equity Securities [Member]	Dec. 31, 2011 Maryland Financial Bank [Member]	Dec. 31, 2011 Maryland Financial Bank [Member] Equity Securities [Member]	Dec. 31, 2010 Maryland Financial Bank [Member] Equity Securities [Member]	Dec. 31, 2009 Maryland Financial Bank [Member] Equity Securities [Member]	Dec. 31, 2011 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Schedule of Cost-method Investments [Line Items]
Cost-method Investments, Aggregate Carrying Amount	$ 3,946,042	$ 2,562,750	$ 2,957,650	$ 1,572,900	$ 827,050	$ 1,037,050	$ 119,500	$ 12,000	$ 12,000	$ 1,739,300	$ 1,548,700	$ 1,733,600	$ 100,000	$ 261,845		$ 152,497	$ 175,000	$ 175,000
Cost-method Investments, Other than Temporary Impairment															$ 122,500				$ 539